Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 276,115	$ 288,487	$ 338,768
Customer Lists And Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	315,098	315,098	315,098
Accumulated amortization	(78,690)	(69,526)	(32,615)
Intangible assets, net	236,408	245,572	282,483
Average Amortization Period (in years)	7 years 10 months 24 days	7 years 10 months 24 days	7 years 10 months 24 days
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	58,859	58,859	58,859
Accumulated amortization	(22,976)	(20,387)	(9,493)
Intangible assets, net	35,883	38,472	49,366
Average Amortization Period (in years)	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days
Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,630	7,630	7,630
Accumulated amortization	(3,806)	(3,187)	(711)
Intangible assets, net	$ 3,824	$ 4,443	$ 6,919
Average Amortization Period (in years)	3 years	3 years	3 years